Acquisitions - Summary of Allocation of Purchase Price/Acquisition Costs (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 1,912,359	$ 1,912,328	$ 1,912,274
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment		13,376
Asset acquisition costs		154
Current assets		3
Current liabilities		(295)
Operating right of use assets		7,269
Operating lease liabilities		(6,368)
Total		46,160
2020 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		27,902
2020 Acquisitions [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		140
2020 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		$ 3,979
2019 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment			37,988
Asset acquisition costs			756
Goodwill			29,360
Current assets			1,860
Current liabilities			(832)
Operating right of use assets			23,934
Operating lease liabilities			(21,573)
Other liabilities			(1,500)
Total			227,588
2019 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			131,208
2019 Acquisitions [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			240
2019 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			23,032
2019 Acquisitions [Member] | Other Intangibles [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			$ 3,115